As filed with the Securities and Exchange Commission on May 30, 2007

Registration No. 333-133458

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No. 2

(Check appropriate box or boxes.)
____________________________

TIAA-CREF Institutional Mutual Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 842-2733

Stewart P. Greene, Esq.
TIAA-CREF Institutional Mutual Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Steven B. Boehm, Esq.
David S. Goldstein, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering:
As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b)
[   ]      On ____________ pursuant to paragraph (b)
[   ]      60 days after filing pursuant to paragraph (a)(1)
[   ]      75 days after filing pursuant to paragraph (a)(2)
[   ]      On (date) pursuant to paragraph (a)(1)
[   ]      On (date) pursuant to paragraph 9(a)(2) of rule 485

If appropriate, check the following box:

[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The purpose of this Post-Effective Amendment No. 2 is to add exhibits to the Registration Statement on Form N-14 of the TIAA-CREF Institutional Mutual Funds (the “Trust”) filed on April 21, 2006 (SEC File No. 333-133458). Accordingly, this Post-Effective Amendment No. 2 incorporates by reference Part A, Part B and portions of Part C from Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Trust filed on January 19, 2007 (SEC File No. 333-133458). This Post-Effective Amendment No. 2 is being filed to add (i) a Final Agreement and Plan of Reorganization and Termination dated April 16, 2007 and (ii) an opinion from Sutherland Asbill & Brennan LLP regarding tax matters, as exhibits to Part C of the Registration Statement.

Part C – OTHER INFORMATION

Item 15. Indemnification

Incorporated herein by reference to Item 15 in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 filed on January 19, 2007 (SEC File No. 333-133458).

Item 16. Exhibits

(1)	(a)	Declaration of Trust, dated as of April 15, 1999.[1]

	(b)	Declaration of Trust, dated as of April 15, 1999, as amended to add the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”).[6]

	(c)	Form of Amendment dated December 7, 2005 to the Declaration of Trust dated April 15, 1999.[9]

	(d)	Form of Amendment dated February 14, 2006 to the Declaration of Trust dated April 15, 1999.[9]

	(e)	Amendment dated August 7, 2006 to the Declaration of Trust.[11]

	(f)	Amendment dated October 2, 2006 to the Declaration of Trust. [11]

(2)	Registrant has adopted no bylaws.

(3)	Not applicable.

(4)	(a)	Form of Agreement and Plan of Reorganization and Termination.[10]

	(b)	Final Agreement and Plan of Reorganization and Termination dated April 16, 2007.*

(5)	The relevant portions of Registrant’s Declaration of Trust are incorporated herein by reference to Exhibit (1) above.

(6)	(a)	Investment Management Agreement by and between Registrant and Teachers Advisors, Inc. (“Advisors”), dated as of June 1, 1999.[2]

	(b)	Amendment to the Investment Management Agreement by and between Registrant and Advisors, dated as of September 3, 2002.[4]

	(c)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2004.[5]

	(d)	Amendment to Investment Management Agreement by and between Registrant and Advisors, dated as of October 1, 2004, for the
Lifecycle Funds.[6]

	(e)	Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2005.[7]

	(f)	Form of Investment Management Agreement by and between the Registrant and Advisors, effective February 1, 2006.[8]

	(g)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors regarding the Growth Equity Fund, dated as of February 1, 2006.[8]

	(h)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2006.[8]

	(i)	Form of Fee Waiver for Growth & Income Fund and Lifecycle Funds effective February 1, 2006.[8]

	(j)	Form of Amendment dated March 31, 2006 to the Investment Management Agreement by and between the Registrant and Advisors dated as of February 1, 2006.[9]

	(k)	Form of Amendment dated March 31, 2006 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2006.[9]

	(l)	Form of Amendment dated March 31, 2006 to the Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. [9]

	(m)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement.[11]

	(n)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Fee Waiver for Growth & Income Fund and Lifecycle Funds.[11]

	(o)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Fee Waiver Agreement for Certain TIAA-CREF Institutional
Mutual Funds.[11]

	(p)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth
Equity Fund.[11]

	(q)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement.[11]

(7)	(a)	Distribution Agreement by and between Registrant and Teachers Personal Investors Services, Inc. (“TPIS”), dated as of June 1, 1999.[2]

	(b)	Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, Inc. (“Services”), dated as of June 1, 1999.[3]

	(c)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002.[4]

	(d)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 1, 2004, for the Lifecycle Funds.[6]

	(e)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 19, 2004.[7]

	(f)	Form of Amendment dated May 16, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the
TIAA-CREF Institutional Mutual Funds and TPIS effective February 1, 2006.[11]

	(g)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the
TIAA-CREF Institutional Mutual Funds and TPIS effective February 1, 2006.[11]

(8)	(a)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds
Non-Employee Trustee, Long-Term Compensation Plan, as of January 1, 1998, as amended.[5]

	(b)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds
Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended.[5]

(9)	(a)	Custodian Agreement by and between Registrant and State Street Bank and Trust Company (“State Street”), dated as of June 11, 1999.[3]

	(b)	Custodian Agreement by and between Registrant and JPMorgan Chase Bank (“JPMorgan”), dated as of July 1, 2002.[4]

	(c)	Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002.[4]

(10)	(a)	Distribution Plan for the Lifecycle Funds of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the
“1940 Act”), dated October 1, 2004.[6]

	(b)	Distribution Plan for the Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated February 1, 2006.[8]

	(c)	Suspension of Distribution Plan Reimbursement Agreement by and between the TIAA-CREF Institutional Mutual Funds and TPIS effective February 1, 2006.[8]

	(d)	Form of Amendment dated March 31, 2006 to the Distribution Plan for the Retail Class Shares of Registrant adopted pursuant to Rule
12b-1 of the 1940 Act, dated February 1, 2006.[9]

	(e)	Form of Amendment dated March 31, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the
TIAA-CREF Institutional Mutual Funds and TPIS effective February 1, 2006.[9]

	(f)	Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the 1940 Act.[4]

	(g)	Form of Amended and Restated Multiple Class Plan effective February 14, 2006.[9]

(11)	Opinion and Consent of George W. Madison, Esq. that shares will be validly issued, fully paid and non-assessable.[10]

(12)	Opinion of Sutherland Asbill & Brennan LLP regarding tax matters.*

(13)	(a)	Administration Agreement by and between Registrant and State Street, dated as of July 1, 1999.[3]

	(b)	Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc. (“BFDS”), dated as of July 1, 1999.[3]

	(c)	Transfer Agency and Service Agreement by and between Registrant and BFDS, dated as of July 1, 2002.[4]

	(d)	Service Agreement by and between Registrant and Advisors, dated as of May 22, 2002, as amended February 19, 2003[5], October 1, 2004 for the Lifecycle Funds[6] and October 19, 2004.[7]

	(e)	Retirement Class Service Agreement dated as of February 1, 2006.[8]

	(f)	Form of Amendment dated March 31, 2006 to the Retirement Class Service Agreement dated as of February 1, 2006.[9]

(14)	(a)	Consents of PricewaterhouseCoopers LLP.[12]

	(b)	Consent of Sutherland Asbill & Brennan LLP.[12]

(15)	Not applicable.

(16)	Powers of Attorney for each member of the Board of Trustees related to the Registration Statement on Form N-14.[12]

(17)	Form of Proxy.[12]

________________________

1.           Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 20, 1999.

2.           Incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.

3.           Incorporated herein by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.

4.           Incorporated herein by reference to Post-Effective Amendment No. 5 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2002.

5.           Incorporated herein by reference to Post-Effective Amendment No. 7 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 30, 2004.

6.           Incorporated herein by reference to Post-Effective Amendment No. 11 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2004.

7.           Incorporated herein by reference to Post-Effective Amendment No. 14 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2005.

8.           Incorporated herein by reference to Post-Effective Amendment No. 16 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2006.

9.           Incorporated herein by reference to Post-Effective Amendment No. 19 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on March 31, 2006.

10.         Incorporated herein by reference to the Registration Statement on Form N-14 (File No. 333- 133458) as filed with the Commission on April 21, 2006.

11.         Incorporated herein by reference to Post-Effective Amendment No. 20 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 17, 2007.

12.         Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-14 (File No. 333- 133458) as filed with the Commission on January 19, 2007.

* Filed herewith.

          Item 17. Undertakings

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of May, 2007.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

By:	/s/ Scott C. Evans
Name:	Scott C. Evans
Title:	President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Scott C. Evans	President	May 30, 2007
Scott C. Evans	(Principal Executive Officer)

/s/ Phillip G. Goff	Treasurer
Phillip G. Goff	(Principal Financial Officer and	May 30, 2007
Principal Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	5/30/07	*	5/30/07
Forrest Berkley		Bridget A. Macaskill

*	5/30/07	*	5/30/07
Eugene Flood, Jr.		James M. Poterba

*	5/30/07	*	5/30/07
Howell E. Jackson		Maceo E. Sloan

*	5/30/07	*	5/30/07
Nancy L. Jacob		Laura T. Starks

/s/ Stewart P. Greene	5/30/07
Stewart P. Greene
as attorney-in-fact

*Signed by Stewart P. Greene as attorney-in-fact pursuant to powers of attorney, which are incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of TIAA-CREF Institutional Mutual Funds filed on January 19, 2007 (SEC File No. 333-133458).

TIAA-CREF Institutional Mutual Funds

N-14 EXHIBIT INDEX

(4)(b) Final Agreement and Plan of Reorganization and Termination dated April 16, 2007. (12) Opinion of Sutherland Asbill & Brennan LLP regarding tax matters.